Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Personal loans	$ 4,378	$ 4,300
SpringCastle Portfolio	0	1,703
Allowance for finance receivable losses	217	224
Finance receivables held for sale	776	793
Restricted cash and cash equivalents	225	295
Long-term debt	$ 7,187	$ 9,582
Common Stock, par value (dollars per share)	$ 0.5	$ 0.5
Common Stock, shares authorized	25,000,000	25,000,000
Common shares, shares issued	10,160,021	10,160,020
Common shares, shares outstanding	10,160,021	10,160,020
Consolidated VIEs
Personal loans	$ 3,600	$ 3,600
SpringCastle Portfolio		1,700
Allowance for finance receivable losses	113	128
Finance receivables held for sale	0	435
Restricted cash and cash equivalents	212	282
Long-term debt	$ 3,101	$ 5,513